Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 168,672
Allowance for credit losses at end of year	154,281	¥ 168,672
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	109,316	89,439	¥ 83,858
Provision for credit losses, net of reversal	65,677	70,129	42,055
Charge-offs	(83,116)	(71,403)	(55,733)
Recoveries	18,999	15,008	14,051
Other	(12,023)	6,143	5,208
Allowance for credit losses at end of year	98,853	109,316	89,439
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	29,303	30,585	28,928
Provision for credit losses, net of reversal	1,742	(858)	1,847
Charge-offs	(3,833)	(2,568)	(2,554)
Recoveries	380	497	587
Other	(2,992)	1,647	1,777
Allowance for credit losses at end of year	24,600	29,303	30,585
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	30,053	26,358	26,243
Provision for credit losses, net of reversal	4,962	2,531	(807)
Charge-offs	(667)	(603)	(626)
Recoveries	230	78	16
Other	(3,750)	1,689	1,532
Allowance for credit losses at end of year	¥ 30,828	¥ 30,053	¥ 26,358